Income Taxes - Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Valuation allowance
Reduction of deferred tax assets due to issuance of Section 987 Regulations		$ 24
Net operating loss carryforwards
Valuation allowance
Release of valuation allowance	$ 5	$ 127